For Internal Use Only
SEC File No. 91- 01853

Submit 1 Original
And 9 Copies

OMB Approval No.: 3235-0504
Expires 07/31/20xx
Estimated [redacted]

07053520

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
American Stock Exchange LLC.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Corporation

3. Class of New Derivative Securities Product: Index-Linked Securities

4. Name of Underlying Instrument: The Philadelphia Housing Sector Index

PROCESSED

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: Narrow-Based.

JUL 23 2007

THOMSON
FINANCIAL

6. Ticker Symbol(s) of New Derivative Product: HPD

SECURITIES AND EXCHANGE COMMISSION
RECEIVED

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

MAY 0_ 2007

The component securities trade on the NYSE.

DIVISION OF MARKET REGULATION

8. Settlement Methodology of New Derivative Securities Product:
Cash settlement on regular-way trades on the American Stock Exchange and settled through the National Securities Clearing corporation ("NSCC") on T+3.

9. Position Limits of New Derivative Securities Product (if applicable): Not Applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Dennis J. Meekins

Title:	Vice President
Telephone Number:	(212) 306-1302
Manual Signature of Official Responsible for Form:	
Date:	April 30, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY - 1

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

Bryan Fischer
Managing Director
212.306.2434 T
212.306.5325 F
bryan.fischer@amex.com

April 30, 2007

BY FACSIMILE AND OVERNIGHT COURIER
202/ 772-9273
Securities and Exchange Commission
Division of Market Regulations
100 F. Street NE – Room 6628
Washington DC 20549
Attn: Gail Jackson – Paralegal Specialist

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY 01 2007
DIVISION OF MARKET REGULATION

Re: Form 19b-4(e)

Dear Ms. Jackson:

The American Stock Exchange LLC hereby files Form 19b-4(e), with respect to the Morgan Stanley PLUS note linked to the DJIA (DMI) and the Protected Absolute Return note linked to the PHLX Housing Sector Index (HPD), listed pursuant to the Amex Company Guide Section 107.

Sincerely,

Bryan Fischer

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY - 1 2007

END